Significant Accounting Policies - Summary of Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued compensation costs	$ 1,101,000	$ 397,173	$ 175,000
Accrued taxes	94,000
Accrued past patent expense reimbursement	161,000	440,000	166,000
Accrued research and development costs	27,000	53,000	65,000
Accrued other expense	35,000	18,839	50,666
Accrued related party costs	86,783	70,899	30,051
Total accrued expenses and other current liabilities		909,012	456,666
Total accrued expenses and other current liabilities	$ 1,505,000	$ 979,911